Summary of significant accounting policies (Details Narrative)						3 Months Ended		12 Months Ended
	Feb. 28, 2025 shares	Feb. 10, 2025 USD ($)	Aug. 30, 2024 USD ($) shares	Jul. 29, 2022 USD ($)	Sep. 13, 2018 $ / shares shares	Mar. 31, 2025 USD ($) Segment shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Feb. 25, 2025 $ / shares	Aug. 21, 2024 $ / shares	Jul. 29, 2023 $ / shares	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Cash balances						$ 62,300,000		$ 63,800,000
Working capital deficit						59,800,000		57,900,000
Net capital deficit						43,927,603	$ 41,407,040	41,756,058	$ 39,143,247				$ 24,735,379
Net loss						4,487,358	2,631,928	38,826,762	14,417,786
Net cash used in operating activities						(1,487,912)	(220,972)	3,450,240	(15,286,494)
Net cash used in investing activities						$ 174,562	11,443	565,034	(1,444,823)
New issuance shares								$ 22,350,207
Number of reportable segments | Segment						2
Shares forfeited | shares								685,453
Fair value of awards granted				$ 29,376,811		$ 2,158,749		$ 20,870,117
Share Price | $ / shares										$ 1.49	$ 6.22	$ 6.22
Share-based compensation expense						2,158,749		20,869,721
Accounts receivable credit loss								484,303	187,462				$ 117,195
Impairment charges on goodwill								14,941,955
Asset impairment charges								5,400,000
Advertising and promotion costs								784,818	618,661
Safeguarding assets								3,790,176	1,983,116
Safeguarding liabilities								$ 3,790,176	$ 1,983,116
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration of credit risk percentgae								64.90%	53.00%
Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Amortization if intangible assets								5 years
Developed Technologies [Member]
Product Information [Line Items]
Amortization if intangible assets								7 years
Trade Names And Trademarks [Member]
Product Information [Line Items]
Amortization if intangible assets								10 years
Business Combination Agreement [Member]
Product Information [Line Items]
Ordinary shares | shares								40,000,000
Currenc at exchange after adjusting for per share repurchase | $ / shares								$ 0.650635750
Seamless Group Inc [Member]
Product Information [Line Items]
Shares forfeited | shares	320,071		466,573
Fair value of awards granted			$ 2,695,334			$ 310,292
Share Price | $ / shares												$ 6.55
2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Shares vested | shares			3,964,324			2,188,771		1,954,086
Shares vested and expected to vest | shares						1,775,553		2,010,238
Shares unvested						$ 13,178,775.56		$ 14,587,799.62
Exchange consideration shares | shares			40,000,000
2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Share-based compensation grants in priod | shares					5,803,000
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod | shares					2,591,543
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors And Employees [Member]
Product Information [Line Items]
Share-based compensation options grants in period | shares					978,397
Share-based compensation exercisable, weighted average exercise price | $ / shares					$ 12.87
Maximum [Member]
Product Information [Line Items]
New issuance shares		$ 10,000,000
Maximum [Member] | Subsequent Event [Member]
Product Information [Line Items]
New issuance shares		$ 10,000,000